Subsequent events	6 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent events

19. Subsequent events

The Company has evaluated subsequent events through December 8, 2025, the date of issuance of the unaudited interim condensed consolidated financial statements and noted that there are no other subsequent events with material financial impact on the Company’s unaudited interim condensed consolidated financial statements except for the events below.

On April 24, 2025, the Board of Directors of the Company (the “Board”) approved the amendment and restatement of the previously adopted 2024 Equity Incentive Plan to increase the maximum aggregate number of Class A ordinary shares of the Company that may be issued pursuant to all awards to 12 million from 7 million in the previous 2024 Equity Incentive Plan. On June 25, 2025, the Board further approved another amendment to increase the above maximum aggregate number to 18 million. From May 2025 to October 2025, the Company has further granted a total of 15,270,158 RSUs to its managements, employees and external consultants.

On September 19, 2025, the Company entered into a Waiver and Release Agreement (the “Waiver Agreement”) with the JAK Opportunities XII LLC (the “Investor”). Pursuant to the terms of the Waiver Agreement and subject to the conditions set forth therein, the Amended and Restated Registration Rights Agreement signed on February 19, 2025 (Note 9) has been terminated in its entirety, and all six outstanding incremental warrants, which entitled the Investor to purchase up to $24,000 in additional convertible notes, have been cancelled and are of no further force or effect. The Company issued a new senior unsecured convertible note to the Investor with an original principal amount of US$1,534, bearing no interest and maturing in one year. The Waiver Agreement shall be considered an amendment agreement of a series of the agreements (Note 9), under which the total principal amount shall be US$4,551 and the Company elected to recognize the convertible note as fair value. As of the insurance date of this report, the Investor has converted an accumulated amount of US$3,267, which is 110% of the principal and interests based on the contract, to 35,809,833 Class A ordinary shares.

A meeting of the holders of Class A Ordinary Shares (the “Class A Meeting”) and the extraordinary general meeting of shareholders (the “EGM”) of the Company was held on November 11, 2025. At the Class A Meeting, the holders of the Class A Ordinary Shares duly adopted an ordinary resolution that the voting rights attached to each Class B Ordinary Share of the Company be increased to two hundred (200) votes on all matters subject to vote at general meetings of the Company. At the EGM, shareholders of the Company duly adopted the resolution to authorize the Board to effect a share consolidation. On November 12, 2025, the Board has approved the share consolidation whereby (i) every fifty issued and unissued Class A ordinary shares, par value US$0.000001 each, in authorized share capital of the Company be consolidated into one Class A ordinary share, par value US$0.00005 each (the “Consolidated Class A Ordinary Shares”), and (ii) every fifty issued and unissued Class B ordinary shares, par value US$0.000001 each, in authorized share capital of the Company be consolidated into one Class B ordinary share, par value US$0.00005 each (the “Consolidated Class B Ordinary Shares”), such that the authorized share capital of the Company shall be changed from US$500,000 divided into 500,000,000,000 shares of a par value of US$0.000001 each to US$500,000 divided into 10,000,000,000 shares, par value US$0.00005 each, comprising of (i)9,600,000,000 Consolidated Class A Ordinary Shares and (ii) 400,000,000 Consolidated Class B Ordinary Shares (the “Final Share Consolidation”). As of the issuance date of these unaudited interim condensed financial statements, the Final Share Consolidation has not been completed and is expected to be finalized in December 2025.

On November 14, 2025, the Company’s subsidiary, Autozi Supply Chain Management (Beijing) Co., Ltd. (“Autozi Supply Chain”) has borrowed RMB2,000 (approximately US$276) from Bank of China Beijing Haidian Branch. The loan will expire in November 2026 with an annual interest rate of 2.45%. Mr. Xinhao Sun, the legal representative and non-controlling interest of Autozi Supply Chain provided personal guarantee for this loan.

In November, 2025, the board of directors of the Group appointed Mr. Shirong Tong as a new director and the joint Chief Executive Officer of the Group.